Senior loans payable - Additional Information (Detail) - USD ($) $ in Thousands				3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 11, 2021	Dec. 31, 2020	Nov. 02, 2020	Feb. 10, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Aug. 31, 2021
Debt Instrument [Line Items]
Payments For Debt Issuance Costs					$ 21,500	$ 2,682
Long-term Debt		$ 389,986			1,181,418		$ 389,986
Long-term Debt, Gross		401,129			1,260,169		401,129
7.0% senior secured notes [Member]
Debt Instrument [Line Items]
Debt Face Amount	$ 75,000		$ 400,000
Debt Interest Rate	7.00%		7.00%
Debt Maturity Date			Nov. 01, 2025
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Face Amount	$ 75,000	400,000	$ 400,000		475,000		400,000
Debt Maturity Date			Nov. 01, 2025
Cash			$ 19,000
Payments For Debt Issuance Costs	1,100		$ 11,500
Long-term Debt		388,900					388,900
Line of credit facility maximum borrowing capacity		50,000					50,000
Proceeds from issuance of debt	$ 3,750
Minimum debt instrument holders percentage to declare amount immediately due in debt default			25.00%
Debt instrument Premium Percentage	5.00%
Debt Instrument, Increase, Accrued Interest				$ 1,400
Long-term Debt, Gross					$ 467,600
2020 Revolving Facility [Member]
Debt Instrument [Line Items]
Long-term Debt		0					0
Line of credit facility maximum borrowing capacity		55,000					$ 55,000	$ 10,000
Line of credit maturity period							5 years
Line of credit facility issuance costs		$ 2,000					$ 2,000
Annual Commitment Fee Capped Percentage		0.50%
Line of credit debt service coverage ratio					30.00%
Total Commitment amount					$ 55,000
Prior Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility issuance costs		$ 900					$ 900